Earnings (Loss) Per Share	12 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Earnings (Loss) Per Share

NOTE 14 – EARNINGS (LOSS) PER SHARE

For the years ended June 30, 2020, potential shares of common stock from the unexercised options and unexercised options are excluded from diluted net (loss) per share as such amounts are anti-dilutive.

For the years ended June 30, 2019 and 2018, the effect of potential shares of common stock from the unexercised options was dilutive since the exercise prices for the options were lower than the average market price. For the years ended June 30, 2019 and 2018, the effect of potential shares of common stock from the warrants was anti-dilutive since the exercise prices were higher than the average market price.

As a result, a total of 27,975 and 9,280 unexercised options are dilutive, and were included in the computation of diluted earnings per share for the years ended June 30, 2019 and 2018, respectively.

The following table presents a reconciliation of basic and diluted net income (loss) per share:

	For the years ended June 30,
	2020	2019	2018
Net income (loss) attributable to the Company	$(8,441,559)	$1,421,781	$4,603,708
Weighted average number of common shares outstanding - Basic	25,913,631	25,913,631	20,800,670
Dilutive securities -unexercised warrants and options	-	27,975	9,280
Weighted average number of common shares outstanding – diluted	25,913,631	25,941,606	20,809,950

Earnings (loss) per share - Basic	$(0.33)	$0.05	$0.22
Earnings (loss) per share – Diluted	$(0.33)	$0.05	$0.22